INVESTMENT PROPERTIES - Components of investment properties (Details) - CAD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Investment Properties:
Investment properties	$ 3,424,978	$ 2,733,568
Income-producing properties
Investment Properties:
Investment properties	3,403,985	2,714,684	$ 2,646,292
Properties under development
Investment Properties:
Investment properties	17,009
Land held for development
Investment Properties:
Investment properties	$ 3,984	$ 18,884	$ 6,803